26 EMPLOYEE BENEFITS (Details 7)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 6.98% Plan 35%: 6.75% Supplementation: 6.81%	Millennium Plan: 9.69% Plan 35%: 9.60% Supplementation: 9.59%
Inflation rate	3.61%	4.75%
Nominal salary increase rate	4.65%	5.80%
Nominal benefit increase rate	3.61%	4.75%
General mortality table	Millennium Plan: 9.69% Plan 35%: 9.60% Supplementation: 9.59%	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender. Plans 35%: AT-2000 Male aggravated by 15%. Supplementation: AT-2000 aggravated by 10% segregated by gender.
Disability table	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)
Disability mortality table	Winklevoss - 1%	Winklevoss - 1%
Turnover table	Millenium plan 5% per annum, zero for plans 35% and Supplementation.	Millenium plan 5% per annum, zero for plans 35% and Supplementation.
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household composition of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband